GENERAL INFORMATION AND BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 28, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of Preparation and Accounting Policies
Basis of Preparation and Accounting Policies
The condensed consolidated interim financial statements of the Group have been prepared in accordance with the U.K. adopted International Accounting Standard 34, "Interim Financial Reporting" and the Disclosure Guidance and Transparency Rules of the United Kingdom’s Financial Conduct Authority, the International Accounting Standard 34, "Interim Financial Reporting" as adopted by the European Union, the International Accounting Standard 34, "Interim Financial Reporting" as issued by the International Accounting Standards Board and should be read in conjunction with our 2023 consolidated financial statements. The annual financial statements of the Group for the year ended 31 December 2024 will be prepared in accordance with U.K. adopted International Accounting Standards, International Financial Reporting Standards (IFRS) as adopted by the European Union and International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB).
The accounting policies applied in these interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements as at and for the year ended 31 December 2023. The Group has not early adopted any amendments to accounting standards that have been issued but are not yet effective. The policy for recognising income taxes in the interim period is consistent with that applied in previous interim periods and is described in Note 13.
Several amendments apply for the first time in 2024, but do not have a material impact on the condensed consolidated interim financial statements of the Group.
The condensed consolidated interim financial statements have been prepared on a going concern basis (refer to the “Going Concern” paragraph on page 29).

Reporting periods
Reporting periods
Results are presented for the interim period from 1 January 2024 to 28 June 2024.
The Group’s financial year ends on 31 December. For half-yearly reporting convenience, the first six month period closes on the Friday closest to the end of the interim calendar period. There is no change in selling days between the six months ended 28 June 2024 versus the six months ended 30 June 2023, and there will be two more selling days in the second six months of 2024 versus the second six months of 2023 (based upon a standard five-day selling week).

Exchange rates
Exchange rates
The Group’s reporting currency is the Euro. CCEP translates the income statements of non-Euro functional currency subsidiary operations to the Euro at average exchange rates and the balance sheets at the closing exchange rate as at the end of the period.